Net Finance Income (Costs) (Tables)	6 Months Ended
Sep. 30, 2024
Net Finance Income (Costs) [Abstract]
Schedule of Net Finance Income (Costs)
	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)

Interest income	14,994	13,846
Finance income	14,994	13,846

Interest on lease arrangements	(70,582)	(2,660)
Finance cost	(70,582)	(2,660)
Net finance income (cost)	(55,588)	11,186